Securities (Amortized Cost and Fair Value of Debt Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 2,386	$ 50
Due from one to five years, Amortized Cost	3,900	6,385
Amortized Cost	9,574	17,532
Due in one year or less, Fair Value	2,379	50
Due from one to five years, Fair Value	3,903	6,301
Fair Value	9,672	17,639
Mortgage-Backed Securities - Residential [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	934	1,399
Fair Value	983	1,486
Collateralized Mortgage Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,354	9,698
Fair Value	$ 2,407	$ 9,802